Initial Public Offering (Details) - USD ($)	Nov. 08, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Initial Public Offering
Price per share	$ 10.00	$ 10.20	$ 10.20
Deferred underwriting discount		$ 12,075,000	$ 12,075,000	$ 12,075,000
IPO
Initial Public Offering
Number of units issued	34,500,000
Price per share	$ 0.20	$ 10.67	$ 10.31
Public Warrants expiration term	5 years
Underwriter cash discount	$ 6,900,000
Deferred underwriting discount	$ 12,075,000
IPO | Public Warrants
Initial Public Offering
Number of units issued	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Initial Public Offering
Number of units issued	4,500,000
Price per share	$ 10.00
Gross proceeds	$ 345,000,000
Percentage of deferred underwriting discount	3.50%